Prepayments and other assets (Tables)	12 Months Ended
Mar. 31, 2025
Prepayments And Other Assets
Schedule of current and non-current prepayments and other assets

	March 31,
Current	2024	2025
Advance to vendors (net of allowance)	1,298,798	1,827,433
Advance to joint venture (net of allowance) (Refer note 41)	6,319	-
Balance with statutory authorities	98,823	241,796
Prepaid expenses	63,399	70,426
Due from employees	8,328	23,801
Others	12,194	-
Total	1,487,861	2,163,456

Non-current
Prepaid expenses	755	610
	755	610

Schedule of changes in allowance for doubtful advances

The movement in the allowance for doubtful advances:

	March 31,
	2024	2025
Balance at the beginning of the year	59,612	69,637
Provisions accrued during the year	10,025	5,097
Amount written off during the year	-	(6,970)
Balance at the end of the year	69,637	67,764